Income Tax (Tables) - Stable Road Acquisition Corp [Member]	12 Months Ended
Dec. 31, 2020
Income Tax (Tables) [Line Items]
Schedule of net deferred tax assets
	December 31,
	2020	2019
Deferred tax asset
Organizational costs/Startup expenses	$763,877	$24,483
Total deferred tax asset	763,877	24,483
Valuation allowance	(763,877)	(24,483)
Deferred tax asset, net of allowance	$—	$—

Schedule of net income tax provision
	December 31,
	2020	2019
Federal
Current	$178,866	$47,567
Deferred	(739,394)	(24,483)

State
Current	$—	$—
Deferred	—	—
Change in valuation allowance	739,394	24,483
Income tax provision	$178,866	$47,567

Schedule reconciliation of federal income tax rate and effective tax rate
	December 31,
	2020	2019
Statutory federal income tax rate	21.0%	21.0%
Change in fair value of warrant liability	(19.7)%	(23.9)%
Transaction costs allocable to warrant liabilities	—	3.3%
Change in valuation allowance	(1.7)%	0.5%
Income tax provision	(0.4)%	0.9%